Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,
	2017	2018
	US$	US$
ASSETS
Cash and cash equivalents	2,485,998	1,114,076
Restricted cash	306,082	—
Account Receivable, net	2,065,324	2,273,325
Prepaid expense and other assets	3,665,503	2,613,413
Property and equipment, net	1,951	56,555
Other non-current assets	—	1,759
Total Assets	8,524,858	6,059,128
LIABILITIES
Accounts payable	107,568	570,504
Short-term borrowing	790,816	—
Accrued salary and benefits	269,245	416,749
Accrued expenses and other current liabilities	951,817	518,357
Deferred revenue	276,812	157,793
Total Liabilities	2,396,258	1,663,403

	For the years ended
	December 31,
	2016	2017	2018
	US$	US$	US$
Total revenue	4,070,864	8,353,270	9,542,004
Operating loss	(87,032)	(280,269)	(105,639)
Net loss	(82,688)	(297,852)	(84,565)
Net cash (used in) provide by operating activities	(1,574,360)	(2,645,362)	672,355
Net cash used in investing activities	—	(1,734)	(59,498)
Net cash provided by (used in) financing activities	716,773	45,673	(810,537)

Schedule of estimated useful lives by major asset category

Electronic equipment and software	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	3 years
Leasehold improvement	Shorter of the lease term or expected useful life

Accounts receivables | Credit concentration risk
Summary of Significant Accounting Policies
Schedule of concentration risk

	As of December 31,
	2017		2018
	US$	%	US$	%
Company B	2,880,119	26.23%	8,856,527	37.89%
Company C	2,404,672	21.90%	2,928,045	12.53%